Segment information - Schedule of Revenue and Financial Income Reconciliation (Details) - Revenue and financial income reconciliation [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Revenue and Financial Income Reconciliation [Line Items]
Net revenue from transaction activities and other services	R$ 1,891,204		R$ 1,524,048		R$ 984,743
Financial income	10,168,999		4,528,776		2,406,777
Total reportable segments	12,060,203		6,052,824		3,391,520	[1]
Inter-segment revenues, adjustments or reclassifications	(1,782,379)	[2]	(482,680)	[3]	67,126
Total revenue and financial income	R$ 10,277,824		R$ 5,570,144		R$ 3,458,646

[1]	Includes eliminations of inter-segment revenue from transactions between the Consumer Banking and Institutional segments of R$ (8,068) and unallocated revenue of R$ 75,194.
[2]	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (1,782,379).
[3]	Represents eliminations of inter-segment revenue from transactions between the Consumer Banking and Institutional segments for R$ (482,680).